Equity-Based Compensation - Summary of Stock Option Valuation Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Weighted-average risk-free interest rate	3.70%	3.30%	3.30%	1.20%
Weighted-average expected term (in years)	5 years 11 months 4 days	5 years 4 months 2 days	5 years 4 months 6 days	5 years 6 months
Weighted-average expected volatility	62.27%	54.60%	54.60%	43.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%